Schedule of Investments (unaudited)	iShares® MSCI Emerging Markets Min Vol Factor ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 0.6%
Energisa SA	207,034	$2,220,062
Equatorial Energia SA	627,305	4,340,876
Raia Drogasil SA	1,088,152	6,207,842
Telefonica Brasil SA	670,932	7,191,794
Tim SA	1,439,785	5,042,999
		25,003,573
Chile — 0.1%
Enel Americas SA(a)	24,240,337	2,822,179

China — 23.4%
360 Security Technology Inc., Class A(a)	4,419,500	5,371,687
3SBio Inc.(b)	3,309,500	3,075,925
Agricultural Bank of China Ltd., Class H	166,213,000	61,354,733
Anhui Gujing Distillery Co. Ltd., Class B	1,403,073	21,291,618
Anjoy Foods Group Co. Ltd., Class A	165,200	2,636,136
Anker Innovations Technology Co. Ltd.	305,700	3,780,744
Asia - Potash International Investment Guangzhou Co. Ltd.(a)	749,471	2,846,255
Bank of China Ltd., Class H	160,260,000	58,717,514
Bank of Communications Co. Ltd., Class A	4,067,974	3,322,677
Bank of Communications Co. Ltd., Class H	11,174,000	6,586,264
Bank of Shanghai Co. Ltd., Class A	4,445,011	3,663,524
Beijing Kingsoft Office Software Inc., Class A	47,000	1,984,554
Beijing Tiantan Biological Products Corp. Ltd., Class A	1,241,000	5,561,994
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	28,543,400	20,164,406
BGI Genomics Co. Ltd., Class A	320,700	2,303,251
BOE Technology Group Co. Ltd., Class A	26,140,200	14,150,499
Brilliance China Automotive Holdings Ltd.	12,404,000	6,653,535
BYD Electronic International Co. Ltd.	526,500	2,402,894
Cambricon Technologies Corp. Ltd.(a)	91,870	1,933,619
CGN Power Co. Ltd., Class H(b)	95,245,000	22,939,909
Changchun High & New Technology Industry Group Inc., Class A	95,100	2,137,246
China CITIC Bank Corp. Ltd., Class H	43,567,000	19,680,417
China Construction Bank Corp., Class A	7,346,984	6,576,205
China Construction Bank Corp., Class H	45,284,000	26,182,909
China Eastern Airlines Corp. Ltd., Class A(a)	4,242,800	2,492,624
China Huishan Dairy Holdings Co. Ltd.(c)	5,944,807	8
China Life Insurance Co. Ltd., Class H	1,643,000	2,225,427
China Mengniu Dairy Co. Ltd.	740,000	2,318,706
China Minsheng Banking Corp. Ltd., Class A	16,185,054	8,720,499
China Petroleum & Chemical Corp., Class H	11,402,000	5,851,883
China Railway Signal & Communication Corp. Ltd., Class A	5,803,200	3,529,171
China Resources Microelectronics Ltd.	995,678	6,545,593
China Resources Pharmaceutical Group Ltd.(b)	3,199,500	1,994,381
China Shenhua Energy Co. Ltd., Class H	3,319,500	10,841,235
China Southern Airlines Co. Ltd., Class H(a)(d)	6,880,000	3,300,641
China Three Gorges Renewables Group Co. Ltd., Class A	8,064,130	5,190,907
China Tower Corp. Ltd., Class H(b)	252,352,000	26,160,380
China United Network Communications Ltd., Class A	7,965,435	4,888,201
China Yangtze Power Co. Ltd., Class A	10,904,283	34,828,963
China Zhenhua Group Science & Technology Co. Ltd., Class A	217,878	1,970,261
Chongqing Rural Commercial Bank Co. Ltd., Class A	6,894,300	3,926,232
Chongqing Zhifei Biological Products Co. Ltd., Class A	771,900	7,037,124
Security	Shares	Value

China (continued)
COSCO Shipping Holdings Co. Ltd., Class H	5,062,500	$4,666,317
CSPC Pharmaceutical Group Ltd.	3,226,000	2,905,335
DHC Software Co. Ltd., Class A	2,338,600	2,087,875
Everdisplay Optronics Shanghai Co. Ltd.(a)	8,697,400	3,273,932
Fangda Carbon New Material Co. Ltd., Class A(a)	2,992,300	2,420,253
First Capital Securities Co. Ltd., Class A	2,176,800	1,861,177
Founder Securities Co. Ltd., Class A	1,434,400	1,742,280
Fuyao Glass Industry Group Co. Ltd., Class A	464,603	2,450,391
Gree Electric Appliances Inc. of Zhuhai, Class A	991,206	4,563,832
GRG Banking Equipment Co. Ltd., Class A	1,758,800	3,002,646
Guangdong Haid Group Co. Ltd., Class A	1,257,472	7,776,516
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	1,127,094	4,753,056
Guangzhou Haige Communications Group Inc. Co., Class A	1,932,500	3,423,033
Hainan Airlines Holding Co. Ltd., Class A(a)	30,724,300	6,234,408
Hainan Airport Infrastructure Co. Ltd., NVS(a)	3,816,970	2,172,535
Hengan International Group Co. Ltd.	3,324,000	12,135,855
Hengtong Optic-Electric Co. Ltd., Class A	1,182,700	2,060,496
Hualan Biological Engineering Inc., Class A	1,132,010	3,826,774
Huaxia Bank Co. Ltd., Class A	7,104,303	5,766,341
Hundsun Technologies Inc., Class A	978,371	4,110,578
Iflytek Co. Ltd., Class A	964,067	6,035,992
Industrial & Commercial Bank of China Ltd., Class H	89,127,000	42,409,062
Ingenic Semiconductor Co. Ltd., Class A	212,300	2,022,295
Inner Mongolia Yitai Coal Co. Ltd., Class B(a)	13,610,728	19,356,524
JA Solar Technology Co. Ltd., Class A	670,800	1,868,169
Jiangsu Expressway Co. Ltd., Class H	15,352,000	13,785,309
Jiangsu Hengrui Medicine Co. Ltd., Class A	1,867,766	12,542,447
Jiangsu Yangnong Chemical Co. Ltd., Class A	284,400	2,573,316
Jointown Pharmaceutical Group Co. Ltd., Class A	3,084,408	3,241,452
Kweichow Moutai Co. Ltd., Class A	40,090	10,049,073
Legend Biotech Corp., ADR(a)(d)	182,992	11,129,573
Lenovo Group Ltd.(d)	6,952,000	8,579,583
Liaoning Port Co. Ltd., Class A	16,618,000	3,485,653
Lingyi iTech Guangdong Co., Class A	5,352,000	5,016,431
LONGi Green Energy Technology Co. Ltd., Class A	657,740	1,953,143
Muyuan Foods Co. Ltd., Class A	639,600	3,499,299
National Silicon Industry Group Co. Ltd., Class A(a)	1,622,600	4,009,868
NavInfo Co. Ltd., Class A(a)	1,715,800	2,352,783
Nongfu Spring Co. Ltd., Class H(b)	5,810,000	33,138,955
People’s Insurance Co. Group of China Ltd. (The), Class H	92,109,000	29,836,852
PetroChina Co. Ltd., Class H	14,102,000	9,261,360
PICC Property & Casualty Co. Ltd., Class H	10,460,000	12,150,802
Postal Savings Bank of China Co. Ltd., Class H(b)	37,797,000	16,767,491
Qi An Xin Technology Group Inc.(a)	510,142	3,215,527
Raytron Technology Co. Ltd., Class A	315,600	2,221,873
Sangfor Technologies Inc., Class A(a)	178,600	2,110,344
SDIC Power Holdings Co. Ltd., Class A	1,742,300	3,023,239
SF Holding Co. Ltd., Class A	878,300	5,188,007
Shandong Gold Mining Co. Ltd., Class A	1,244,773	4,048,115
Shandong Gold Mining Co. Ltd., Class H(b)	6,785,000	13,397,729
Shandong Sun Paper Industry JSC Ltd., Class A	1,229,400	2,066,161
Shanghai Aiko Solar Energy Co. Ltd.	846,260	1,917,487
Shanghai Baosight Software Co. Ltd., Class B	7,784,241	14,653,966
Shanghai Friendess Electronic Technology Corp. Ltd., Class A	86,735	2,731,986
Shanghai International Airport Co. Ltd., Class A(a)	408,800	2,052,934
Shanghai M&G Stationery Inc., Class A	434,548	2,415,364
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,602,400	5,222,091

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Min Vol Factor ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shanghai Pudong Development Bank Co. Ltd., Class A	4,178,186	$4,003,360
Shanghai RAAS Blood Products Co. Ltd., Class A	5,302,500	5,893,199
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	194,900	6,510,270
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	140,300	5,702,618
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	658,172	3,091,328
Sichuan Chuantou Energy Co. Ltd., Class A	2,830,310	5,655,748
Sinopec Shanghai Petrochemical Co. Ltd., Class A(a)	5,493,567	2,243,575
Sinopharm Group Co. Ltd., Class H	6,421,600	15,914,360
Songcheng Performance Development Co. Ltd., Class A	1,372,085	2,017,526
TCL Technology Group Corp., Class A(a)	8,101,750	4,740,267
Thunder Software Technology Co. Ltd., Class A	182,000	2,043,036
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	595,294	2,572,920
Tianma Microelectronics Co. Ltd., Class A(a)	1,783,800	2,713,336
Tianshui Huatian Technology Co. Ltd., Class A	2,435,000	3,045,986
Tingyi Cayman Islands Holding Corp.	7,804,000	9,821,737
Tongwei Co. Ltd., Class A	1,061,000	3,637,029
TravelSky Technology Ltd., Class H	1,704,000	2,870,695
Uni-President China Holdings Ltd.	2,703,000	1,728,854
Walvax Biotechnology Co. Ltd., Class A	674,291	2,333,511
Want Want China Holdings Ltd.	35,951,000	21,051,275
Western Securities Co. Ltd., Class A	3,200,800	2,956,176
Wintime Energy Group Co. Ltd., NVS(a)	24,151,000	4,801,021
Wuliangye Yibin Co. Ltd., Class A	197,149	4,102,752
Xiaomi Corp., Class B(a)(b)	1,818,600	3,636,595
Xinjiang Daqo New Energy Co. Ltd.	1,399,635	6,033,870
Yealink Network Technology Corp. Ltd., Class A	893,424	4,023,686
Yonyou Network Technology Co. Ltd., Class A	837,900	1,958,063
Yum China Holdings Inc.	210,688	9,097,508
Yunnan Baiyao Group Co. Ltd., Class A	317,358	2,233,432
Zhejiang Dahua Technology Co. Ltd., Class A	1,188,900	3,215,163
Zhejiang Expressway Co. Ltd., Class H	6,134,000	3,884,246
Zhejiang Supor Co. Ltd., Class A	331,804	2,425,818
Zhejiang Zheneng Electric Power Co. Ltd., Class A(a)	3,417,600	2,219,050
Zhongji Innolight Co. Ltd., Class A	422,300	5,613,902
ZTE Corp., Class A	3,004,720	10,777,829
		1,012,274,377
Czech Republic — 0.2%
CEZ AS	235,151	10,402,512

Egypt — 0.3%
Commercial International Bank Egypt SAE	7,098,707	11,004,608

Greece — 0.5%
Hellenic Telecommunications Organization SA	1,127,149	16,546,916
JUMBO SA	284,820	7,453,042
		23,999,958
Hungary — 0.0%
Richter Gedeon Nyrt	90,642	2,284,545

India — 18.9%
ABB India Ltd.	105,932	5,618,860
Apollo Hospitals Enterprise Ltd.	90,841	6,026,354
Asian Paints Ltd.	585,488	21,904,548
Aurobindo Pharma Ltd.	172,390	2,153,073
Bajaj Auto Ltd.	367,375	26,881,233
Balkrishna Industries Ltd.	143,832	4,443,604
Security	Shares	Value

India (continued)
Berger Paints India Ltd.	249,993	$1,721,903
Bharti Airtel Ltd.	4,536,804	55,289,138
Britannia Industries Ltd.	336,958	19,591,515
Cipla Ltd.	1,835,527	26,693,921
Colgate-Palmolive India Ltd.	552,495	14,571,834
Dabur India Ltd.	3,669,112	23,663,404
Divi’s Laboratories Ltd.	254,603	11,571,370
Dr. Reddy’s Laboratories Ltd.	392,553	27,274,396
Eicher Motors Ltd.	98,801	4,622,760
Godrej Consumer Products Ltd.	159,982	1,934,124
HCL Technologies Ltd.	2,975,853	47,951,658
HDFC Bank Ltd.	123,829	2,314,618
Hero MotoCorp Ltd.	165,830	7,603,660
Hindustan Unilever Ltd.	1,233,318	37,659,215
ICICI Lombard General Insurance Co. Ltd.(b)	101,850	1,807,546
Indian Hotels Co. Ltd. (The), Class A	1,338,481	6,775,029
Infosys Ltd.	1,862,699	32,558,222
Kotak Mahindra Bank Ltd.	627,123	13,220,735
Larsen & Toubro Infotech Ltd.(b)	175,765	11,669,437
Lupin Ltd.	986,303	15,152,798
Marico Ltd.	3,674,249	23,744,935
Maruti Suzuki India Ltd.	165,661	21,091,882
Max Healthcare Institute Ltd.	2,079,462	15,843,490
Mphasis Ltd.	141,474	4,003,193
MRF Ltd.	20,190	27,056,773
Nestle India Ltd.	73,597	21,385,951
Page Industries Ltd.	32,363	14,471,979
Persistent Systems Ltd.	127,236	9,764,569
Petronet LNG Ltd.	1,449,655	3,531,603
Pidilite Industries Ltd.	867,241	26,538,275
Power Grid Corp. of India Ltd.	753,457	1,887,849
Reliance Industries Ltd.	545,106	15,558,431
Siemens Ltd.	182,421	8,009,597
Sun Pharmaceutical Industries Ltd.	1,822,318	26,828,574
Tata Consultancy Services Ltd.	1,282,342	53,731,423
Tata Elxsi Ltd.	56,801	5,621,132
Tech Mahindra Ltd.	1,234,471	18,097,265
Titan Co. Ltd.	610,326	25,571,004
Torrent Pharmaceuticals Ltd.	854,451	21,751,839
Trent Ltd.	320,974	10,739,138
Tube Investments of India Ltd.	72,276	2,922,923
TVS Motor Co. Ltd.	147,978	3,308,461
UltraTech Cement Ltd.	32,395	3,501,380
Wipro Ltd.	4,440,084	21,988,720
		817,625,341
Indonesia — 1.5%
Bank Central Asia Tbk PT	78,498,600	45,433,682
Telkom Indonesia Persero Tbk PT	84,408,200	20,524,350
		65,958,032
Kazakhstan — 0.0%
Polymetal International PLC(a)(c)	244,417	27

Kuwait — 2.3%
Boubyan Bank KSCP	714,179	1,347,682
Kuwait Finance House KSCP	12,084,237	27,351,641
Mobile Telecommunications Co. KSCP	12,449,054	19,714,313
National Bank of Kuwait SAKP	17,409,508	49,890,201
		98,303,837
Malaysia — 4.1%
DiGi.Com Bhd	12,164,000	11,329,920
Genting Malaysia Bhd	3,485,200	1,998,042

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Min Vol Factor ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Hong Leong Bank Bhd	4,453,800	$18,159,657
IHH Healthcare Bhd	19,751,900	24,751,257
IOI Corp. Bhd	2,772,300	2,393,782
Malayan Banking Bhd	21,120,500	40,713,135
Malaysia Airports Holdings Bhd	5,044,800	7,780,043
MISC Bhd	2,354,600	3,636,074
MR DIY Group M Bhd(b)	19,222,150	6,311,812
Nestle Malaysia Bhd	945,300	25,440,631
Petronas Dagangan Bhd	1,736,000	8,308,359
PPB Group Bhd	2,886,700	8,735,373
Public Bank Bhd	3,977,200	3,645,664
Telekom Malaysia Bhd	3,728,300	4,217,773
Tenaga Nasional Bhd	4,586,600	9,835,973
		177,257,495
Mexico — 0.8%
America Movil SAB de CV	15,498,152	14,018,250
Wal-Mart de Mexico SAB de CV	5,761,458	22,586,733
		36,604,983
Peru — 0.7%
Cia. de Minas Buenaventura SAA, ADR	1,687,340	16,097,224
Credicorp Ltd.	130,585	16,392,335
		32,489,559
Philippines — 1.7%
Bank of the Philippine Islands	10,465,325	19,495,774
BDO Unibank Inc.	4,356,105	10,487,014
International Container Terminal Services Inc.	4,581,320	17,829,870
Jollibee Foods Corp.	2,959,650	12,087,847
Manila Electric Co.	1,732,000	11,226,326
SM Investments Corp.	181,075	2,673,710
		73,800,541
Qatar — 2.5%
Dukhan Bank	4,187,534	4,435,738
Masraf Al Rayan QSC	18,654,724	12,719,944
Ooredoo QPSC	7,245,797	20,450,164
Qatar Electricity & Water Co. QSC	5,234,350	24,243,992
Qatar Fuel QSC	1,666,797	7,278,150
Qatar Islamic Bank SAQ	1,930,086	10,058,321
Qatar National Bank QPSC	7,082,544	30,509,635
		109,695,944
Russia — 0.0%
Polyus PJSC(a)(c)	95,932	11
Rosneft Oil Co. PJSC(c)	759,070	84
Yandex NV(a)(c)	49,681	6
		101
Saudi Arabia — 9.0%
ACWA Power Co.	35,987	2,196,727
Advanced Petrochemical Co.	507,833	5,069,845
Al Rajhi Bank	1,813,901	36,973,865
Alinma Bank	619,189	5,912,160
Arabian Internet & Communications Services Co.	158,778	13,183,713
Bupa Arabia for Cooperative Insurance Co.	267,206	14,179,573
Co. for Cooperative Insurance (The)	349,303	11,471,179
Dallah Healthcare Co.	118,062	5,224,122
Dar Al Arkan Real Estate Development Co.(a)	2,567,066	10,203,102
Dr Sulaiman Al Habib Medical Services Group Co.	125,972	9,442,906
Elm Co.	62,147	12,346,767
Etihad Etisalat Co.	2,719,606	33,492,149
Jarir Marketing Co.	7,517,964	29,216,285
Mobile Telecommunications Co.	5,596,776	21,063,776
Nahdi Medical Co.	55,020	1,990,737
Security	Shares	Value

Saudi Arabia (continued)
Rabigh Refining & Petrochemical Co.(a)	2,762,078	$8,025,230
SABIC Agri-Nutrients Co.	725,934	26,642,796
Saudi Arabian Oil Co.(b)	4,109,499	36,332,175
Saudi Basic Industries Corp.	1,234,308	26,092,689
Saudi Electricity Co.	2,925,282	14,088,833
Saudi National Bank (The)	192,349	1,792,177
Saudi Telecom Co.	5,622,086	57,700,957
Yanbu National Petrochemical Co.	545,619	5,485,320
		388,127,083
South Korea — 7.0%
Celltrion Healthcare Co. Ltd.	40,356	2,325,981
Celltrion Inc.	38,339	4,828,806
Coway Co. Ltd.	187,724	7,227,931
Hotel Shilla Co. Ltd.(d)	220,749	11,208,240
Hyundai Mobis Co. Ltd.	20,388	3,618,844
Kangwon Land Inc.	880,650	10,556,725
Kia Corp.	45,273	3,007,853
Korea Electric Power Corp.(a)	856,256	12,490,536
KT Corp.	238,517	6,196,448
KT&G Corp.	489,546	33,371,342
LG Electronics Inc.	36,823	2,919,725
LG Uplus Corp.	1,136,904	9,234,769
Orion Corp.(d)	167,380	15,134,995
Samsung Biologics Co. Ltd.(a)(b)	51,504	28,811,397
Samsung C&T Corp.	85,125	7,849,009
Samsung Electronics Co. Ltd.	819,717	46,221,964
Samsung Fire & Marine Insurance Co. Ltd.	24,836	5,005,123
Samsung SDS Co. Ltd.	255,789	33,260,749
SK Hynix Inc.	193,692	20,097,767
SK Telecom Co. Ltd.	582,117	23,552,693
Yuhan Corp.	308,247	14,630,727
		301,551,624
Taiwan — 16.4%
Accton Technology Corp.	490,000	8,336,816
Advantech Co. Ltd.	2,463,940	27,836,011
Asustek Computer Inc.	1,320,000	16,643,354
Catcher Technology Co. Ltd.	2,925,000	18,197,988
Cathay Financial Holding Co. Ltd.	3,595,020	5,350,572
Chang Hwa Commercial Bank Ltd.	6,360,525	3,622,799
China Steel Corp.	7,310,000	6,122,267
Chunghwa Telecom Co. Ltd.	17,186,000	65,704,078
Compal Electronics Inc.	27,120,000	26,827,361
Delta Electronics Inc.	581,000	5,876,410
E.Sun Financial Holding Co. Ltd.	28,697,250	23,501,544
Far EasTone Telecommunications Co. Ltd.	20,443,000	54,226,362
First Financial Holding Co. Ltd.	70,551,399	62,515,114
Formosa Petrochemical Corp.	3,594,000	9,759,447
Formosa Plastics Corp.	3,024,840	7,817,600
Hon Hai Precision Industry Co. Ltd.	3,116,000	10,121,011
Hua Nan Financial Holdings Co. Ltd.	56,688,906	40,353,134
Mega Financial Holding Co. Ltd.	16,389,463	20,714,914
Pegatron Corp.	965,000	2,508,259
PharmaEssentia Corp.(a)	315,000	3,669,808
Pou Chen Corp.	4,089,000	4,037,298
President Chain Store Corp.	7,097,000	61,174,834
Quanta Computer Inc.	552,000	3,573,180
Synnex Technology International Corp.	7,042,000	15,494,844
Taiwan Business Bank	18,673,448	8,072,336
Taiwan Cement Corp.	6,337,000	7,076,163
Taiwan Cooperative Financial Holding Co. Ltd.	58,493,884	50,383,965
Taiwan High Speed Rail Corp.	12,424,000	11,963,253

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Min Vol Factor ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Taiwan Mobile Co. Ltd.	20,750,000	$65,270,084
Taiwan Semiconductor Manufacturing Co. Ltd.	1,219,000	22,298,093
Uni-President Enterprises Corp.	8,373,000	19,545,495
WPG Holdings Ltd.	8,554,440	21,241,111
		709,835,505
Thailand — 4.6%
Advanced Info Service PCL, NVDR	8,714,100	54,052,369
Airports of Thailand PCL, NVDR(a)(d)	29,769,300	50,349,430
Bangkok Dusit Medical Services PCL, NVDR	24,455,100	18,261,953
Bangkok Expressway & Metro PCL, NVDR(d)	9,032,700	2,002,578
Bumrungrad Hospital PCL, NVDR	3,461,900	21,943,340
Central Retail Corp. PCL, NVDR(d)	7,595,600	8,156,268
Home Product Center PCL, NVDR	32,721,700	10,978,274
Intouch Holdings PCL, NVDR	10,695,900	21,234,717
PTT Oil & Retail Business PCL, NVDR(d)	17,234,600	9,753,907
Siam Cement PCL (The), NVDR	555,700	4,535,343
		201,268,179
Turkey — 0.5%
Aselsan Elektronik Sanayi Ve Ticaret AS	3,465,831	5,862,155
BIM Birlesik Magazalar AS	315,582	3,369,053
Hektas Ticaret TAS(a)	2,993,343	2,311,722
Sasa Polyester Sanayi AS(a)	1,166,731	2,015,447
Turkiye Sise ve Cam Fabrikalari AS	3,629,928	6,194,107
		19,752,484
United Arab Emirates — 3.9%
Abu Dhabi National Oil Co. for Distribution PJSC	41,405,606	42,842,522
Aldar Properties PJSC	15,489,315	24,126,841
Dubai Islamic Bank PJSC	24,080,431	36,186,897
Emirates NBD Bank PJSC	3,257,987	15,613,285
Emirates Telecommunications Group Co. PJSC	4,197,021	22,079,058
First Abu Dhabi Bank PJSC	4,856,976	18,144,807
Multiply Group(a)	11,023,844	10,539,258
		169,532,668
Total Common Stocks — 99.0%
(Cost: $3,959,470,757)		4,289,595,155

Preferred Stocks

Brazil — 0.2%
Cia. Paranaense de Energia, Preference Shares, NVS	3,748,378	7,204,245

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(c)	40,815,200	4,536

South Korea — 0.6%
Samsung Electronics Co. Ltd., Preference Shares, NVS	599,840	26,909,665

Total Preferred Stocks — 0.8%
(Cost: $54,409,297)		34,118,446

Security	Shares	Value

Rights

China — 0.0%
Kangmei Pharmaceutical Co. Ltd.,
(Expires 12/31/49)	167,567	$—
Zhejiang Expressway Co. Ltd.,
(Expires 12/12/23, Strike Price HKD 4.06)	2,843,160	320,303
		320,303
Thailand — 0.0%
SCC Rates,
(Expires 12/11/23, Strike Price THB 11.50)	74,627	—

Total Rights — 0.0%
(Cost: $—)		320,303
Total Long-Term Investments — 99.8%
(Cost: $4,013,880,054)		4,324,033,904

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(e)(f)(g)	30,005,077	30,020,079

Total Short-Term Securities — 0.7%
(Cost: $30,002,933)		30,020,079

Total Investments — 100.5%
(Cost: $4,043,882,987)		4,354,053,983

Liabilities in Excess of Other Assets — (0.5)%		(21,186,676)

Net Assets — 100.0%		$4,332,867,307

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	All or a portion of this security is on loan.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Min Vol Factor ETF
November 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$40,433,121	$—	$(10,419,585	)(a)	$1,220	$5,323	$30,020,079	30,005,077	$54,255	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	1,290,000	—	(1,290,000	)(a)	—	—	—	—	18,019		—
					$1,220	$5,323	$30,020,079		$72,274		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	55	12/15/23	$2,715	$1,912
2-Year U.S. Treasury Note	2	03/28/24	409	1,450
				$3,362

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$432,223,507	$3,857,371,512	$136	$4,289,595,155
Preferred Stocks	7,204,245	26,909,665	4,536	34,118,446
Rights	320,303	—	—	320,303

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Min Vol Factor ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$30,020,079	$—	$—	$30,020,079
	$469,768,134	$3,884,281,177	$4,672	$4,354,053,983
Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,912	$—	$—	$1,912
Interest Rate Contracts	1,450	—	—	1,450
	$3,362	$—	$—	3,362

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company